Condensed Statements of Shareholders' Equity Parenthetical - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Stockholders' Equity [Abstract]
Common stock, per share	$ 0.40	$ 0.40